NET CHANGE IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
NET CHANGE IN OPERATING ASSETS AND LIABILITIES
NET CHANGE IN OPERATING ASSETS AND LIABILITIES

NOTE 26    NET CHANGE IN OPERATING ASSETS AND LIABILITIES

Net cash provided by (used in) operating activities of continuing operations attributable to the net change in operating assets and liabilities is composed of the following:

	Years Ended December 31,
	2017	2016	2015
Decrease (increase) in operating assets:
Trade and other accounts receivables	$35	$(99)	$97
Inventories, stockpiles and ore on leach pads	(204)	(329)	(277)
EGR refinery and other assets (1)	—	—	(36)
Other assets	(52)	(83)	49
Increase (decrease) in operating liabilities:
Accounts payable and other accrued liabilities	10	13	8
EGR refinery and other liabilities (1)	—	—	36
Reclamation and remediation liabilities	(78)	(54)	(61)
Accrued tax liabilities	93	59	(12)
Payment of accreted interest from debt discount (2)	(196)	—	—
	$(392)	$(493)	$(196)

(1)	In July 2015, the Company sold its ownership interest in EGR.
(2)

In July 2017, the Company repaid the $575 outstanding aggregate principal amount of the 2017 Convertible Senior Notes at maturity. This debt repayment included accreted interest of $196 from the debt discount at origination that is classified as a cash outflow from operating activities.

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